Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2026
Interest bearing debt [Abstract]
Scheduled Debt Repayments
Scheduled debt repayments

$ in thousands	Interest rate	Maturity	Q4 2026	2027	2028	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	25,000	-	28,125
ING Credit Facility [1]	SOFR + 1.90%	2029	5,625	22,500	22,500	5,625	56,250
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	29,250	36,000
DHT Jaguar - Nordea Reducing Revolving Credit Facility	SOFR + 1.75%	2031	710	2,840	2,840	20,060	26,450
DHT Nokota - Nordea Reducing Revolving Credit Facility	SOFR + 1.50%	2032	1,231	4,923	4,923	48,000	59,077
ING and Nordea Export Facility	SOFR + 1.32%	2038	3,855	15,420	15,420	267,923	302,618
Nordea Reducing Revolving Credit Facility [2]	SOFR + 1.35%	2033	-	-	-	-	-
Total			12,796	51,183	73,683	370,858	508,519
Unamortized upfront fees bank loans							(9,803)
Total interest bearing debt							498,716

[1] $157.5 mill. undrawn as of September 30, 2026
[2] $243.2 mill. undrawn as of September 30, 2026

Derivative Financial Liability Interest Rate Swaps
Derivative financial assets

		Notional amount	Current assets	Non-current assets	Fair value
$ in thousands	Expires	Q3 2026	Q3 2026	Q3 2026	Q3 2026
Swap pays 3.2840%, receive floating	Dec. 8, 2028	16,250	174	208	382
Swap pays 3.2840%, receive floating	Dec. 8, 2028	16,250	174	208	382
Swap pays 3.3200%, receive floating	Dec. 8, 2028	6,250	43	52	95
Swap pays 3.2790%, receive floating	Dec. 8, 2028	21,250	240	286	526
Swap pays 3.3110%, receive floating	Oct. 30, 2028	26,450	295	320	616
Swap pays 3.3536%, receive floating	Dec. 8, 2028	31,250	348	415	764
Swap pays 3.3536%, receive floating	Dec. 8, 2028	31,250	348	415	764
Swap pays 3.3536%, receive floating	Dec. 8, 2028	36,000	400	476	876
Total carrying amount		184,950	2,024	2,380	4,404

Financial Covenant Compliance
The Company’s financial covenants as of September 30, 2026, are summarized as follows:
(Applicable to all credit facilities)

Covenants	Requirement
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.

*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution).

Facility	Vessels Pledged as Security
Credit Agricole Credit Facility	1 VLCC
ING Credit Facility	10 VLCCs
Nordea Reducing Revolving Credit Facility	6 VLCCs
DHT Jaguar - Nordea Reducing Revolving Credit Facility	1 VLCC
DHT Nokota - Nordea Reducing Revolving Credit Facility	1 VLCC
ING and Nordea - Export Facility	4 VLCCs